Financial Instruments, Financial Risks and Capital Management - Summary of Financial Instruments (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Financial assets at amortized cost	$ 500,384	$ 426,620
Financial assets measured at fair value through profit or loss	29,776	23,983
Total	530,160	450,603
Categories of financial liabilities [abstract]
Financial liabilities at amortized cost	47,040	53,447
Lease liabilities	38,462	35,911
Total	$ 85,502	$ 89,358